SHARE-BASED PAYMENTS - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2020 Share $ / shares	Dec. 31, 2019 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period | Share	1,321,288	1,229,040
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 14.26	$ 15.00
Number of share options granted in share-based payment arrangement | Share	0	288,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 0	$ 16.76
Number of share options exercised in share-based payment arrangement | Share	(150,511)	(2,338)
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 12.19	$ 12.34
Number of share options expired and forfeited in share-based payment arrangement | Share	(149,621)	(193,414)
Weighted average exercise price of share options expired and forfeited in share-based payment arrangement | $ / shares	$ 14.46	$ 22.69
Number of share options outstanding in share-based payment arrangement at end of period | Share	1,021,156	1,321,288
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares	$ 14.54	$ 14.26
Number of share options exercisable in share-based payment arrangement | Share	23,956	195,688
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 10.50	$ 12.00